UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:  FDP Series, Inc.

FDP BlackRock Franklin Templeton Total Return Fund

FDP BlackRock Invesco Value Fund

FDP BlackRock Janus Growth Fund

FDP BlackRock MFS Research International Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 08/31/2016

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2016 (Unaudited)	FDP BlackRock Franklin Templeton Total Return Fund (Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value
Paper & Forest Products — 0.0%
Verso Corp., Class A (a)		277	$1,748

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 11.9%
ALM VIII Ltd., Series 2013-8A, Class A1A, 2.15%, 1/20/26 (b)(c)	USD	1,000	996,839
American Express Credit Account Master Trust, Class A (b):
Series 2008-2, 1.77%, 9/15/20		780	792,208
Series 2012-1, 0.78%, 1/15/20		410	410,352
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.75%, 5/15/20 (b)		560	560,438
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.51%, 6/17/31 (b)(c)		123	122,177
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 1.31%, 6/25/34 (b)		228	223,375
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.88%, 10/25/35 (b)		167	159,508
Atrium IX, Series 9A, Class A, 2.13%, 2/28/24 (b)(c)		600	598,097
BlueMountain CLO Ltd., Series 2013-3A, Class A, 2.15%, 10/29/25 (b)(c)		499	498,066
Capital One Multi-Asset Execution Trust (b):
Series 2007-A1, Class A1, 0.56%, 11/15/19		210	209,979
Series 2007-A2, Class A2, 0.59%, 12/16/19		1,290	1,289,490
Cent CLO, Series 2013-17A, Class A1, 2.06%, 1/30/25 (b)(c)		3,071	3,059,150
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 1.02%, 2/26/35 (b)		119	107,706
Chase Issuance Trust, Series 2013-A6, Class A6, 0.93%, 7/15/20 (b)		880	882,704
Citibank Credit Card Issuance Trust (b):
Series 2013-A12, Class A12, 1.02%, 11/07/18		350	350,085

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust (b) (continued):
Series 2013-A7, Class A7, 0.95%, 9/10/20	USD	560	$562,519
Colony American Homes (b)(c):
Series 2014-1A, Class A, 1.66%, 5/17/31		576	575,907
Series 2014-2A, Class C, 2.41%, 7/17/31		480	475,544
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (b)		96	103,406
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (b)(c)		2	1,992
Countrywide Asset-Backed Certificates (b):
Series 2004-1, Class M1, 1.27%, 3/25/34		67	64,890
Series 2005-11, Class AF4, 4.74%, 2/25/36		700	697,415
Dryden 33 Senior Loan Fund, Series 2014-33A, Class A, 2.16%, 7/15/26 (b)(c)		1,170	1,169,017
Eaton Vance CLO Ltd., Series 2014-1A, Class A, 2.13%, 7/15/26 (b)(c)		1,814	1,808,558
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 1.93%, 4/15/25 (b)(c)		2,887	2,861,017
GSAA Trust, Series 2005-5, Class M3, 1.43%, 2/25/35 (b)		210	199,465
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.50%, 12/25/34 (b)		158	148,535
Invitation Homes Trust (b)(c):
Series 2015-SFR1, Class B, 2.36%, 3/17/32		350	351,805
Series 2015-SFR2, Class C, 2.51%, 6/17/32		110	109,599
Series 2015-SFR3, Class C, 2.51%, 8/17/32		500	498,103
Morgan Stanley ABS Capital I Trust, Inc. (b):
Series 2003-HE1, Class M1, 1.72%, 5/25/33		155	147,726
Series 2005-WMC1, Class M2, 1.26%, 1/25/35		65	63,046
Octagon Investment Partners XXIII Ltd., Series 2015-1A (b)(c):
Class A1, 2.10%, 7/15/27		1,433	1,430,432
Class A2, 2.10%, 7/15/27		1,360	1,353,259

FDP SERIES, INC.	AUGUST 31, 2016	1

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust, Series 2015-SFR1, Class A, 1.91%, 2/17/32 (b)(c)	USD	520	$523,060
Tricon American Homes Trust, Series 2015-SFR1, Class C, 2.41%, 5/17/32 (b)(c)		400	394,315
Voya CLO Ltd., Class A1 (b)(c):
Series 2014-4A, 2.17%, 10/14/26		1,160	1,160,015
Series 2015-1A, 2.16%, 4/18/27		670	669,903
Total Asset-Backed Securities — 11.9%			25,629,702

Corporate Bonds
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.70%, 5/15/46		700	838,333
United Technologies Corp., 1.13%, 12/15/21	EUR	300	349,928

			1,188,261
Air Freight & Logistics — 0.4%
FedEx Corp., 3.20%, 2/01/25	USD	900	944,837
Airlines — 0.3%
American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29		400	417,000
United Airlines Pass-Through Trust, Series 2016-1, Class AA, 3.10%, 1/07/30		200	207,000

			624,000
Auto Components — 0.3%
Delphi Corp., 4.15%, 3/15/24		200	213,721
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		400	410,000

			623,721
Banks — 6.2%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/21	EUR	600	738,704
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	115,647
Bankinter SA, 1.75%, 6/10/19		400	465,432
CIT Group, Inc.:
5.38%, 5/15/20	USD	100	106,875
5.00%, 8/15/22		250	265,000
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,164,524

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC Holdings PLC:
3.60%, 5/25/23	USD	800	$828,196
4.30%, 3/08/26		400	430,524
Intesa Sanpaolo SpA:
2.38%, 1/13/17		1,100	1,102,044
3.88%, 1/16/18		300	306,732
5.71%, 1/15/26 (c)		900	882,325
Norddeutsche Landesbank Girozentrale, 2.00%, 2/05/19 (c)		600	606,489
Royal Bank of Canada, 2.10%, 10/14/20		600	608,958
Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	182,628
6.13%, 12/15/22	USD	100	106,896
Shinhan Bank, 1.88%, 7/30/18 (c)		300	301,310
SVB Financial Group, 3.50%, 1/29/25		300	303,937
Unione di Banche Italiane SCpA, 2.88%, 2/18/19	EUR	500	591,181
Wells Fargo & Co.:
2.50%, 3/04/21	USD	500	512,137
3.00%, 4/22/26		2,000	2,051,970
4.65%, 11/04/44		500	548,988
Westpac Banking Corp., 2.25%, 11/09/20 (c)		600	611,452
Woori Bank Co. Ltd., 4.75%, 4/30/24 (c)		450	485,543

			13,317,492
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		600	613,190
Constellation Brands, Inc., 7.25%, 5/15/17		800	831,000
Pernod Ricard SA, 2.13%, 9/27/24	EUR	200	251,746

			1,695,936
Biotechnology — 1.0%
Baxalta, Inc., 3.60%, 6/23/22	USD	400	412,065
Biogen, Inc., 5.20%, 9/15/45		500	603,402
Gilead Sciences, Inc.:
4.50%, 2/01/45		300	335,614
4.75%, 3/01/46		600	698,206

			2,049,287
Capital Markets — 1.2%
Goldman Sachs Group, Inc.:
3.75%, 5/22/25		300	317,505
3.75%, 2/25/26		1,100	1,165,384

2	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Morgan Stanley, 4.30%, 1/27/45	USD	1,000	$1,085,240

			2,568,129
Chemicals — 0.6%
Arkema SA, 1.50%, 1/20/25	EUR	500	596,162
LYB International Finance BV, 4.00%, 7/15/23	USD	700	762,527

			1,358,689
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	352,500
Republic Services, Inc., 2.90%, 7/01/26		300	305,862

			658,362
Communications Equipment — 0.5%
Cisco Systems, Inc., 2.60%, 2/28/23		500	522,204
Juniper Networks, Inc.:
4.50%, 3/15/24		300	318,824
4.35%, 6/15/25		200	208,621

			1,049,649
Construction Materials — 0.2%
Cemex SAB de CV, 5.70%, 1/11/25 (c)		400	413,000
Containers & Packaging — 0.6%
Amcor Finance USA, Inc., 3.63%, 4/28/26 (c)		500	517,248
Owens-Illinois, Inc., 7.80%, 5/15/18		500	547,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (c):
5.13%, 7/15/23		100	103,750
7.00%, 7/15/24		100	107,125

			1,275,623
Diversified Financial Services — 5.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		400	420,000
Bank of America Corp.:
3.88%, 8/01/25		300	321,599
3.50%, 4/19/26		1,200	1,253,576
Barclays PLC, 4.38%, 9/11/24		300	304,000
Capital One Bank USA NA, 3.38%, 2/15/23		1,000	1,028,081
Citigroup, Inc., 3.40%, 5/01/26		1,000	1,032,834

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Deutsche Bank AG, 4.30%, 5/24/28 (b)	USD	100	$89,186
Ford Motor Credit Co. LLC:
3.10%, 5/04/23		400	404,865
4.13%, 8/04/25		400	424,660
GE Capital International Funding Co., 3.37%, 11/15/25		800	874,327
International Lease Finance Corp., 8.75%, 3/15/17		1,000	1,036,250
JPMorgan Chase & Co.:
2.40%, 6/07/21		500	508,001
3.30%, 4/01/26		1,600	1,659,915
3.20%, 6/15/26		800	823,674
Morgan Stanley, 3.88%, 1/27/26	USD	600	639,206
Navient Corp:
5.50%, 1/15/19		300	308,250
6.63%, 7/26/21		100	103,125
UniCredit SpA, 1.70%, 10/31/17 (b)	EUR	500	563,860

			11,795,409
Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
3.95%, 1/15/25	USD	400	429,028
4.50%, 5/15/35		700	741,217
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		100	75,250
Telefonica Emisiones SAU, 4.57%, 4/27/23		500	561,690
Verizon Communications, Inc.:
6.40%, 9/15/33		382	499,131
4.52%, 9/15/48		400	422,258

			2,728,574
Electric Utilities — 1.2%
Dominion Resources, Inc., 3.90%, 10/01/25		600	651,539
Georgia Power Co., 4.30%, 3/15/42		300	335,122
Southern Co., 3.25%, 7/01/26		800	832,652
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (c)		300	317,607
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25 (c)		500	536,771

			2,673,691
Energy Equipment & Services — 0.7%
CGG SA, 6.50%, 6/01/21		200	98,000
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	509,712
Lukoil International Finance BV, 4.56%, 4/24/23 (c)		250	257,541

FDP SERIES, INC.	AUGUST 31, 2016	3

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Oceaneering International, Inc., 4.65%, 11/15/24	USD	400	$400,740
Petrofac Ltd., 3.40%, 10/10/18 (c)		300	301,266

			1,567,259
Food & Staples Retailing — 1.6%
Cencosud SA, 4.88%, 1/20/23 (c)		500	532,363
Dollar General Corp., 4.15%, 11/01/25		600	656,442
Kraft Heinz Foods Co., 3.50%, 7/15/22		1,000	1,068,584
Kroger Co., 4.00%, 2/01/24		1,000	1,104,198

			3,361,587
Forest Products — 0.3%
Bunge, Ltd. Finance Corp., 3.25%, 8/15/26		600	604,335
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	659,425
Stryker Corp., 3.50%, 3/15/26		100	106,318

			765,743
Health Care Providers & Services — 1.0%
Express Scripts Holding Co., 3.50%, 6/15/24		800	831,378
HCA, Inc., 5.88%, 5/01/23		400	425,000
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		100	107,500
Tenet Healthcare Corp.:
5.00%, 3/01/19		400	388,500
5.50%, 3/01/19		500	490,000

			2,242,378
Hotels, Restaurants & Leisure — 0.1%
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (c)		200	209,744
Household Durables — 0.1%
PulteGroup, Inc., 5.00%, 1/15/27		300	306,750
Industrial Conglomerates — 0.2%
Hutchison Whampoa International Ltd. (c):
3.50%, 1/13/17		300	302,385
7.45%, 11/24/33		50	75,063

			377,448
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23		500	539,025
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (c)		600	669,052

Corporate Bonds		Par (000)	Value
Insurance (continued)
MetLife, Inc.:
3.60%, 4/10/24	USD	600	$635,725
3.00%, 3/01/25		100	101,810
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (c)		1,000	1,141,200

			3,086,812
IT Services — 0.8%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	330,766
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (c)		500	514,504
First Data Corp., 5.00%, 1/15/24 (c)		300	305,250
Fiserv, Inc., 3.85%, 6/01/25		500	540,575

			1,691,095
Media — 1.9%
21st Century Fox America, Inc.:
3.00%, 9/15/22		600	625,272
3.70%, 10/15/25		100	109,176
Altice US Finance I Corp., 5.50%, 5/15/26 (c)		300	316,500
CSC Holdings LLC, 8.63%, 2/15/19		500	560,000
Hughes Satellite Systems Corp., 6.63%, 8/01/26 (c)		300	297,750
NBCUniversal Media LLC, 4.45%, 1/15/43		400	456,964
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		100	102,000
Time Warner, Inc.:
4.05%, 12/15/23		600	663,199
6.10%, 7/15/40		200	257,307
Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (c)		200	209,000
Wind Acquisition Finance SA, 7.38%, 4/23/21 (c)		400	412,000

			4,009,168
Metals & Mining — 0.3%
ArcelorMittal, 6.50%, 3/01/21		400	434,000
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	205,818

			639,818
Multi-Utilities — 0.5%
Sempra Energy, 3.75%, 11/15/25		400	432,198

4	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Veolia Environnement SA, 4.63%, 3/30/27	EUR	400	$625,772

			1,057,970
Oil, Gas & Consumable Fuels — 3.5%
California Resources Corp., 8.00%, 12/15/22 (c)	USD	200	135,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 1/15/21 (c)		100	114,250
Canadian Natural Resources Ltd., 5.70%, 5/15/17		1,000	1,029,728
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		100	107,000
Chesapeake Energy Corp., 8.00%, 12/15/22 (c)		75	71,438
Enable Midstream Partners LP:
3.90%, 5/15/24		150	141,236
5.00%, 5/15/44		50	42,396
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (c)		400	425,528
Energy Transfer Equity LP, 7.50%, 10/15/20		300	328,500
Energy Transfer Partners LP, 5.15%, 2/01/43		200	185,495
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (a)(c)(d)		300	124,125
EnLink Midstream Partners LP, 5.05%, 4/01/45		300	260,216
Ensco PLC, 5.75%, 10/01/44		200	123,000
Enterprise Products Operating LLC, 4.45%, 2/15/43		100	100,621
Exxon Mobil Corp., 2.71%, 3/06/25		800	836,207
Halcon Resources Corp.:
9.75%, 7/15/20		100	24,750
13.00%, 2/15/22 (c)		130	72,150
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (a)(c)(d)		175	75,250
MPLX LP, 4.00%, 2/15/25		200	195,498
Peabody Energy Corp., 10.00%, 3/15/22 (a)(c)(d)		300	96,750
Petrobras Global Finance BV, 3.54%, 3/17/20 (b)		900	848,250
Sanchez Energy Corp., 6.13%, 1/15/23		150	118,500
Sinopec Group Overseas Development Ltd. (c):
4.38%, 4/10/24		400	443,356
3.25%, 4/28/25		700	724,725

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24	USD	400	$415,682
Valero Energy Corp., 4.90%, 3/15/45		300	294,121
Weatherford International Ltd., 5.95%, 4/15/42		400	281,000

			7,614,772
Personal Products — 0.5%
Avon Products, Inc., 6.35%, 3/15/20		1,200	1,149,000
Pharmaceuticals — 0.8%
Actavis Funding SCS, 4.55%, 3/15/35		600	646,190
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (c)		400	351,500
Zoetis, Inc., 4.70%, 2/01/43		700	747,098

			1,744,788
Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp., 3.50%, 1/31/23		500	522,687
ERP Operating LP, 5.75%, 6/15/17		221	228,615
HCP, Inc., 3.88%, 8/15/24		900	921,552
Marriott International, Inc., 3.75%, 10/01/25		800	852,746
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26		100	106,250
Realty Income Corp., 4.13%, 10/15/26		600	650,342

			3,282,192
Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	1,025,141
Software — 0.0%
MSCI, Inc., 4.75%, 8/01/26 (c)		100	102,625
Specialty Retail — 0.9%
Edcon Proprietary Ltd., 9.50%, 3/01/18 (c)	EUR	200	65,812
Tiffany & Co., 4.90%, 10/01/44	USD	500	519,850
Toys R US, Inc., 7.38%, 10/15/18		1,500	1,365,000

			1,950,662
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., 7.38%, 4/01/23 (c)		500	542,500

FDP SERIES, INC.	AUGUST 31, 2016	5

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 0.7%
PHH Corp., 7.38%, 9/01/19	USD	1,500	$1,530,000
Tobacco — 0.2%
Reynolds American, Inc., 5.70%, 8/15/35		400	497,017
Transportation Infrastructure — 0.5%
DP World Ltd., 6.85%, 7/02/37 (c)		380	442,510
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (c)		200	214,716
Transurban Finance Co., 4.13%, 2/02/26 (c)		300	320,235

			977,461
Wireless Telecommunication Services — 0.3%
American Tower Corp., 4.40%, 2/15/26		400	444,184
Sprint Communications, Inc., 6.00%, 11/15/22		300	271,500

			715,684
Total Corporate Bonds — 40.0%			86,016,609

Floating Rate Loan Interests
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan B2, 1.00%, 10/30/21		77	76,974
Auto Components — 0.1%
Autoparts Holdings Ltd., 1st Lien Term Loan, 7.00%, 7/29/17		236	222,985
Capital Markets — 0.1%
First Eagle Investment Management LLC, Term Loan, 4.75%, 12/01/22		97	95,977
Navios Partners Finance (US), Inc., Term Loan B, 5.25%, 6/27/18		7	5,862
Russell Investment Group, Term Loan B, 1.00%, 6/01/23		43	40,519

			142,358
Chemicals — 0.1%
Chemours Co., Term Loan B, 3.75%, 5/12/22		62	61,009
OCI Beaumont LLC, Term Loan B3, 7.75%, 8/20/19		149	148,397

			209,406
Commercial Services & Supplies — 0.1%
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21		253	193,458

Floating Rate Loan Interests		Par (000)	Value
Diversified Consumer Services — 0.1%
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19	USD	308	$272,202
Diversified Telecommunication Services — 0.0%
Windstream Corp., Term Loan B5, 3.50%, 8/08/19		9	8,855
Machinery — 0.6%
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		1,269	1,195,193
Media — 0.3%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		46	31,667
Radio One, Inc., 2015 Term Loan, 5.14%, 4/02/18		684	681,015

			712,682
Metals & Mining — 0.2%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		354	352,139
Oil, Gas & Consumable Fuels — 0.4%
Bowie Resource Holdings LLC, 1st Lien Term Loan, 8.75%, 8/14/20		228	187,047
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 10/01/18		434	370,012
McDermott Finance LLC, Term Loan B, 8.25%, 4/16/19		15	15,260
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/20 (a)(d)		167	114,279
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		343	241,822

			928,420
Paper & Forest Products — 0.1%
Appvion, Inc., Term Loan, 6.25%, 6/28/19		148	144,637
Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		517	470,390
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., Series C2 Term Loan B, 5.25%, 12/11/19		52	52,427
Specialty Retail — 0.1%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		293	254,747

6	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Floating Rate Loan Interests		Par (000)	Value
Transportation — 0.1%
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19	USD	201	$199,669
Total Floating Rate Loan Interests — 2.5%			5,436,542

Foreign Agency Obligations
Brazil Notas do Tesouro Nacional (e):
10.00%, 1/01/17	BRL	1,200	366,996
10.00%, 1/01/21		1,300	376,557
Export-Import Bank of Korea, 2.25%, 1/21/20	USD	800	814,614
Hungary Government Bond:
6.00%, 1/11/19	EUR	120	151,713
3.88%, 2/24/20		40	50,031
Indonesia Treasury Bond, 8.25%, 7/15/21	IDR	7,000,000	558,839
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24	EUR	275	345,333
Lithuania Government International Bond, 7.38%, 2/11/20 (c)	USD	310	367,350
Malaysia Government Bond:
4.26%, 9/15/16	MYR	1,000	246,677
4.01%, 9/15/17		1,870	467,982
4.24%, 2/07/18		3,050	770,101
3.80%, 8/17/23		2,400	603,731
Mexican Bonos (f):
7.25%, 12/15/16	MXN	21,721	1,164,063
7.75%, 12/14/17		15,500	856,059
8.50%, 12/13/18		17,300	983,408
Republic of Hungary:
4.38%, 7/04/17	EUR	45	52,055
5.75%, 6/11/18		95	116,564
Republic of Serbia, 4.88%, 2/25/20 (c)	USD	300	312,000
Spain Government Bond, 2.75%, 10/31/24 (c)	EUR	275	353,986
Ukraine Government International Bond (c):
7.75%, 9/01/20	USD	160	157,946
0.00%, 5/31/40 (b)		40	12,852
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320	360,010
Total Foreign Agency Obligations — 4.4%			9,488,867

Municipal Bonds		Par (000)	Value
Industry Public Facilities Authority, Refunding, Tax Allocation Bonds, 4.29%, 1/01/23	USD	400	$418,760
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	133,628
Port Authority of New York & New Jersey, ARB, Consolidated, Series 192, 4.81%, 10/15/65		800	993,816
Port Authority of New York & New Jersey, RB, 4.82%, 6/01/45		200	224,526
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	277,857
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	243,751
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	236,130
University of California, Refunding RB, Series J, 4.13%, 5/15/45		450	496,980
Total Municipal Bonds — 1.4%			3,025,448

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 2.41%, 10/25/34 (b)		132	128,513
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.40%, 11/25/34 (b)		54	51,031
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (b)(c)		84	83,458
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		44	45,015
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 2.97%, 3/26/36 (b)(c)		134	132,399
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.78%, 11/25/34 (b)		96	96,782

FDP SERIES, INC.	AUGUST 31, 2016	7

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued):
Series 2007-3, Class 3A1, 5.50%, 4/25/22	USD	15	$15,635

			552,833
Commercial Mortgage-Backed Securities — 3.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.72%, 6/10/49 (b)		735	752,087
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class AJ, 5.70%, 7/10/46 (b)		286	280,375
Bear Stearns Commercial Mortgage Securities Trust (b):
Series 2005-T20, Class E, 5.30%, 10/12/42		800	791,792
Series 2006-PW11, Class AJ, 5.56%, 3/11/39		694	662,861
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		275	274,745
Series 2007-PW16, Class AM, 5.91%, 6/11/40		950	975,096
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		135	124,205
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		615	356,700
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (c)		635	632,784
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (c)		400	421,702
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (b)(c)		150	164,551
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		669	106,126
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust (b):
Series 2005-GG5, Class AJ, 5.64%, 4/10/37		23	22,541
Series 2006-GG7, Class AJ, 5.96%, 7/10/38		382	351,058
Series 2006-GG7, Class AM, 5.96%, 7/10/38		85	84,408

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (b)	USD	210	$84,752
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	686,543
Series 2006-LDP7, Class AJ, 6.10%, 4/17/45 (b)		245	181,038
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.09%, 6/15/38 (b)		21	21,135
Morgan Stanley Capital I Trust (b):
Series 2006-HQ8, Class AJ, 5.57%, 3/12/44		96	95,777
Series 2007-IQ16, Class AM, 6.26%, 12/12/49		850	882,704

			7,952,980
Total Non-Agency Mortgage-Backed Securities — 4.0%			8,505,813

Other Interests — 0.0%		Beneficial Interest (000)
General Motors II (g)		7	—

Preferred Securities

Capital Trusts	Par (000)
Banks — 0.3%
Industrial & Commercial Bank of China Ltd., 4.88% (c)(h)		600	658,469
Diversified Financial Services — 0.3%
JPMorgan Chase & Co., Series X, 6.10% (b)(h)		600	640,308
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (b)(c)(h)		500	497,750
Total Capital Trusts — 0.8%			1,796,527

Preferred Stock — 0.3%	Shares
Banks — 0.3%
U.S. Bancorp, Series G, 6.00% (b)(h)		24,000	625,440
Total Preferred Securities — 1.1%			2,421,967

8	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 1.1%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	$1,036,628
Freddie Mac, 6.25%, 7/15/32		800	1,221,356

			2,257,984
Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.77%, 2/25/37 (b)		272	270,956
Freddie Mac (b):
Series 2014-DN4, Class M3, 5.07%, 10/25/24		250	263,229
Series 2015-HQ1, Class M3, 4.32%, 3/25/25		250	263,199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, 4.67%, 1/25/25 (b)		500	527,524

			1,324,908
Mortgage-Backed Securities — 21.4%
Fannie Mae Mortgage-Backed Securities:
1.94%, 9/01/34 (b)		269	284,389
1.99%, 5/01/33 (b)		11	11,407
2.26%, 10/01/32 (b)		48	48,646
2.55%, 4/01/35 (b)		144	149,877
2.56%, 4/01/35 (b)		18	18,168
3.00%, 9/14/46 (i)		6,100	6,329,703
3.50%, 7/01/46		5,176	5,456,802
5.00%, 8/01/35 — 4/01/37		135	148,908
5.50%, 11/01/34 — 3/01/36		1,234	1,403,057
6.00%, 6/01/21 — 9/01/38		471	538,778
6.50%, 1/01/36		34	38,581
Freddie Mac Mortgage-Backed Securities:
1.94%, 11/01/27 (b)		136	139,716
2.94%, 4/01/32 (b)		44	46,360
2.94%, 9/01/32 (b)		9	9,559
3.00%, 9/01/46 (i)		6,700	6,952,035
3.50%, 8/01/46		3,342	3,526,055
4.00%, 6/01/46 — 8/01/46		11,371	12,204,534
4.50%, 9/01/20		14	14,261
5.00%, 7/01/23 — 2/01/39		585	643,338
5.50%, 11/01/37		2	2,749
6.00%, 10/01/21 — 4/01/38		61	65,942
6.50%, 9/01/38		6	7,361
Ginnie Mae Mortgage-Backed Securities:
3.00%, 9/01/46 (i)		3,400	3,562,031
3.50%, 8/20/46		4,000	4,257,397

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
6.50%, 12/20/37 — 7/15/38	USD	126	$148,841

			46,008,495
Total U.S. Government Sponsored Agency Securities — 23.1%			49,591,387

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.75%, 2/15/37		275	405,947
3.50%, 2/15/39		100	126,086
4.63%, 2/15/40		1,200	1,763,110
3.88%, 8/15/40		1,900	2,526,481
4.75%, 2/15/41		1,100	1,653,137
4.38%, 5/15/41		100	143,129
3.75%, 8/15/41		1,000	1,310,117
3.13%, 11/15/41		100	118,754
3.13%, 2/15/42		100	118,879
3.00%, 5/15/42		100	116,297
3.13%, 2/15/43		725	861,872
2.88%, 5/15/43		3,300	3,749,625
2.50%, 2/15/46		900	950,942
U.S. Treasury Inflation Indexed Bonds:
0.63%, 1/15/24		2,169	2,255,455
0.13%, 7/15/24		5,461	5,484,988
2.38%, 1/15/25		908	1,074,362
U.S. Treasury Notes:
3.13%, 5/15/21		3,500	3,808,301
2.00%, 8/31/21		1,200	1,245,234
2.00%, 10/31/21		1,100	1,141,464
Total U.S. Treasury Obligations — 13.4%			28,854,180

Warrants — 0.0%	Shares
Paper & Forest Products — 0.0%
Verso Corp., (Expires 06/23/23)		29	—
Total Long-Term Investments (Cost — $215,100,491) — 101.8%			218,972,263

FDP SERIES, INC.	AUGUST 31, 2016	9

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Short-Term Securities	Par (000)		Value
Time Deposits
Brown Brothers Harriman & Co., 0.00%, 12/31/49	EUR	23	$25,849
Brown Brothers Harriman & Co., 0.00%, 12/31/49	USD	3,067	3,066,626
Total Short-Term Securities (Cost — $3,092,475) — 1.4%			3,092,475
Options Purchased (Cost — $1,460,774) — 0.7%			1,403,211
Total Investments (Cost — $219,653,740*) — 103.9%			223,467,949
Liabilities in Excess of Other Assets — (4.0)%			(8,605,093)

Net Assets — 100.0%			$214,862,856

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$219,729,311

Gross unrealized appreciation	$8,192,749
Gross unrealized depreciation	(4,454,111)

Net unrealized appreciation	$3,738,638

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(f)	Security trades in units with each unit equal to a par amount of MXN 100.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Perpetual security with no stated maturity date.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$6,329,703	$12,390
Goldman Sachs & Co.	$3,562,031	$5,312
JP Morgan Securities LLC	$6,952,035	$18,582

10	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
32	10-Year Australian T-Bond	September 2016	3,316,293	$76,332
57	5-Year U.S. Treasury Note	December 2016	6,911,250	(2,814)
10	10-Year Canadian Government T-Bond	December 2016	1,119,186	3,714
(7)	10-Year U.S. Treasury Note	December 2016	916,453	528
(46)	10-Year U.S. Ultra Long Treasury Note	December 2016	6,641,250	(999)
5	Ultra Long U.S. Treasury Bond	December 2016	937,344	5,142
Total				$81,903

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	61,450,000	USD	499,630	JPMorgan Chase Bank N.A.	9/02/16	$94,291
JPY	62,810,500	USD	532,468	JPMorgan Chase Bank N.A.	9/02/16	74,602
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	17,250
INR	13,000,000	USD	189,809	Deutsche Bank AG	10/20/16	2,914
PHP	12,276,300	USD	258,830	JPMorgan Chase Bank N.A.	10/20/16	4,083
USD	181,053	EUR	159,652	Barclays Bank PLC	10/20/16	2,602
USD	74,957	EUR	66,164	Citibank N.A.	10/20/16	1,002
USD	2,841,475	EUR	2,500,000	JPMorgan Chase Bank N.A.	10/20/16	47,092
USD	83,859	EUR	74,000	JPMorgan Chase Bank N.A.	10/20/16	1,145
USD	66,507	EUR	60,000	JPMorgan Chase Bank N.A.	10/20/16	(558)
USD	18,899	EUR	17,000	JPMorgan Chase Bank N.A.	10/20/16	(103)
USD	123,299	EUR	109,303	Deutsche Bank AG	12/15/16	823
USD	424,463	EUR	385,000	Deutsche Bank AG	12/15/16	(6,938)
USD	971,072	JPY	102,150,000	Deutsche Bank AG	12/15/16	(20,708)
INR	33,975,000	USD	488,849	Deutsche Bank AG	5/18/17	(668)
USD	41,507	EUR	36,980	Barclays Bank PLC	5/18/17	(239)
USD	408,583	EUR	364,000	Deutsche Bank AG	5/18/17	(2,339)
USD	1,061,743	EUR	945,891	Deutsche Bank AG	5/18/17	(6,078)
USD	93,190	EUR	82,955	JPMorgan Chase Bank N.A.	5/18/17	(458)
Total						$207,715

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	CitiBank N.A.	9/09/16	JPY	92.00	USD	6,500	$713,843
AUD Currency	Call	CitiBank N.A.	12/08/16	USD	0.81	AUD	3,900	240,832
EUR Currency	Put	CitiBank N.A.	12/08/16	USD	1.20	EUR	6,400	448,536
Total								$1,403,211

FDP SERIES, INC.	AUGUST 31, 2016	11

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

Centrally Cleared Credit Default Swaps — Sold Protection
Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade, Series 26	5.00%	6/21/21	BBB+	1,800	$(80)
Markit CDX North America Investment Grade, Series 26	1.00%	6/21/21	BBB+	3,000	4,287
Markit iTraxx Europe, Senior Financial, Series 25	1.00%	6/21/21	BBB+	500	2,205
Markit iTraxx Europe, Senior Financial, Series 25	1.00%	6/21/21	BBB+	875	(1,258)
Markit iTraxx Europe, Senior Financial, Series 25	1.00%	6/21/21	BBB+	1,000	6,239
Markit CDX North America Investment Grade, Series 24	1.00%	6/21/25	BBB+	1,250	(18,333)
Total					$(6,940)

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/21/16	USD	400	$(9,179)	$(3,732)	$(5,447)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/21/17	USD	500	(17,503)	(10,557)	(6,946)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/21/17	USD	250	(8,751)	(5,058)	(3,693)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/21/17	USD	250	(8,751)	(5,074)	(3,677)
Canadian Natural Resources, Ltd.	5.00%	Goldman Sachs International	6/21/17	USD	1,000	(46,871)	(29,236)	(17,635)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/21/17	USD	800	(39,008)	(20,136)	(18,872)
Bank of America Corp.	1.00%	Credit Suisse International	9/21/17	USD	700	(6,468)	3,873	(10,341)
Owens-Illinois INC	5.00%	Citibank N.A.	6/20/18	USD	500	(48,313)	(35,181)	(13,132)
Toys R Us Inc.	5.00%	Goldman Sachs International	12/21/18	USD	200	12,128	29,667	(17,539)
Toys R Us Inc.	5.00%	Goldman Sachs International	12/21/18	USD	500	30,319	101,916	(71,597)
Toys R Us Inc.	5.00%	Goldman Sachs International	12/21/18	USD	500	30,319	117,346	(87,027)
Toys R Us Inc.	5.00%	JPMorgan Chase Bank N.A.	12/21/18	USD	300	18,191	47,471	(29,280)
CSC Holdings LLC	5.00%	Goldman Sachs International	3/21/19	USD	500	(45,180)	(21,071)	(24,109)
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	3/21/19	USD	500	(30,252)	(28,253)	(1,999)
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	3/21/19	USD	400	(24,201)	(29,512)	5,311
PHH Corp.	5.00%	Goldman Sachs International	9/20/19	USD	1,500	(41,752)	2,362	(44,114)
Lennar Corp.	5.00%	Citibank N.A.	9/21/19	USD	200	(25,498)	(14,030)	(11,468)

12	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Credit Default Swaps — Buy Protection (continued)
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Lennar Corp.	5.00%	CitiBank N.A.	12/21/19	USD	300	$(40,032)	$(25,414)	$(14,618)
Avon Products, Inc.	5.00%	Goldman Sachs International	3/21/20	USD	500	(11,959)	44,710	(56,669)
Avon Products, Inc.	5.00%	Goldman Sachs International	3/21/20	USD	250	(5,979)	27,500	(33,479)
Avon Products, Inc.	5.00%	Goldman Sachs International	3/21/20	USD	250	(5,979)	24,495	(30,474)
Avon Products, Inc.	5.00%	Goldman Sachs International	3/21/20	USD	200	(4,784)	34,853	(39,637)
Rite Aid Corp.	5.00%	JPMorgan Chase Bank N.A.	12/21/20	USD	350	(58,753)	(54,613)	(4,140)
Hartford Financial Services Group, Inc.	1.00%	Citibank N.A.	12/22/20	USD	350	(7,150)	(3,543)	(3,607)
Hartford Financial Services Group, Inc.	1.00%	Citibank N.A.	12/22/20	USD	300	(6,129)	(2,722)	(3,407)
Lennar Corp.	5.00%	Goldman Sachs International	12/22/20	USD	200	(30,349)	(17,532)	(12,817)
AES Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	130	(18,128)	(13,190)	(4,938)
AES Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	90	(12,536)	(9,372)	(3,164)
AES Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	300	(42,167)	(32,890)	(9,277)
AES Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	250	(33,333)	(32,767)	(566)
AES Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	90	(12,638)	(9,879)	(2,759)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	6/21/21	EUR	60	3,618	9,250	(5,632)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	6/21/21	EUR	60	3,345	11,208	(7,863)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	6/21/21	EUR	100	5,701	16,685	(10,984)
Intesa Sanpaolo SPA	1.00%	JPMorgan Chase Bank N.A.	6/21/21	EUR	300	4,008	37,026	(33,018)
Olin Corp.	1.00%	Goldman Sachs International	6/21/21	USD	105	9,080	7,590	1,490
Rite Aid Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	USD	220	(38,821)	(32,513)	(6,308)
Royal Bank of Scotland PLC	1.00%	JPMorgan Chase Bank N.A.	6/21/21	EUR	50	72	5,946	(5,874)
Olin Corp.	1.00%	Goldman Sachs International	6/22/21	USD	325	23,450	24,852	(1,402)
Total						$(540,233)	$110,475	$(650,708)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Credit Suisse International	9/21/17	BBB+	USD	700	$6,468	$(3,873)	$10,341
iHeartCommunications, Inc.	5.00%	Barclays Bank PLC	6/21/18	CCC	USD	250	(96,550)	(32,306)	(64,244)
Markit LCDX North America Index, Series 21, Version 3	2.50%	Credit Suisse International	12/21/18	B+	USD	294	8,527	5,360	3,167
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/21/18	CCC+	USD	400	25,522	12,627	12,895
Beazer Homes USA, Inc.	5.00%	CitiBank N.A.	9/21/19	B-	USD	200	11,490	2,533	8,957

FDP SERIES, INC.	AUGUST 31, 2016	13

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

OTC Credit Default Swaps — Sell Protection (continued)
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	CitiBank N.A.	12/21/19	B-	USD	300	$15,826	$5,693	$10,133
United Mexican States	1.00%	CitiBank NA	6/23/20	NR	USD	400	(715)	(3,744)	3,029
EDF S.A.	1.00%	Barclays Bank PLC	9/22/20	A-	EUR	500	10,265	11,162	(897)
Engie S.A.	1.00%	Barclays Bank PLC	9/22/20	A-	EUR	500	16,056	13,869	2,187
LANXESS AG	1.00%	Citibank N.A.	12/21/20	BBB-	EUR	500	9,269	(11,648)	20,917
Solvay S.A.	1.00%	Citibank N.A.	12/21/20	BBB-	EUR	500	(13,253)	3,862	(17,115)
Beazer Homes USA, Inc.	5.00%	Goldman Sachs International	12/22/20	B-	USD	200	5,061	(20,161)	25,222
MetLife, Inc.	1.00%	Citibank N.A.	12/22/20	A-	USD	300	95	(7,752)	7,847
Orange S.A.	1.00%	Citibank N.A.	12/22/20	BBB+	EUR	500	13,051	8,965	4,086
Calpine Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	B	USD	90	5,927	4,332	1,595
Calpine Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	B	USD	130	8,580	5,952	2,628
Calpine Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	B	USD	250	14,972	16,167	(1,195)
Calpine Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	B	USD	300	20,133	18,550	1,583
Calpine Corp.	5.00%	JPMorgan Chase Bank N.A.	6/21/21	B	USD	90	6,027	5,577	450
Markit MCDX North America Index, Series 26	1.00%	Citibank N.A.	6/21/21	B+	USD	600	5,200	1,557	3,643
MetLife, Inc.	1.00%	Citibank N.A.	12/22/21	A-	USD	350	110	(9,044)	9,154
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/21/23	BB	USD	500	(114,232)	(24,881)	(89,351)
Total							$(42,171)	$2,797	$(44,968)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Depreciation
1.125% USD	3.045%	EUR	300	USD	336	Citibank, N.A.	12/15/21	$(195)	—	$(195)

Portfolio Abbreviations

ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
EDA	Economic Development Authority
EUR	Euro

14	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

GBP	British Pound
GO	General Obligation Bonds
INR	Indian Rupee
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
RB	Revenue Bonds
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

FDP SERIES, INC.	AUGUST 31, 2016	15

Schedule of Investments (continued)	FDP BlackRock Franklin Templeton Total Return Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,748	—	—	$1,748
Asset-Backed Securities	—	$22,768,685	$2,861,017	25,629,702
Corporate Bonds	—	86,016,609	—	86,016,609
Floating Rate Loan Interests	—	5,104,858	331,684	5,436,542
Foreign Agency Obligations	—	9,488,867	—	9,488,867
Municipal Bonds	—	3,025,448	—	3,025,448
Non-Agency Mortgage-Backed Securities	—	8,505,813	—	8,505,813
Preferred Securities	625,440	1,796,527	—	2,421,967
U.S. Government Sponsored Agency Securities	—	49,591,387	—	49,591,387
U.S. Treasury Obligations	—	28,854,180	—	28,854,180
Time Deposits	—	3,092,475	—	3,092,475
Options Purchased	—	1,403,211	—	1,403,211
Liabilities:
Unfunded Floating Rate Loan Interests	—	(6,008)	—	(6,008)

Total	$627,188	$219,642,052	$3,192,701	$223,461,941

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$147,366	—	$147,366
Forward foreign currency contracts	—	245,804	—	245,804
Interest rate contracts	$85,716	—	—	85,716
Liabilities:
Credit contracts	—	(849,982)	—	(849,982)
Forward foreign currency contracts	—	(38,284)	—	(38,284)
Interest rate contracts	(3,813)	—	—	(3,813)

Total	$81,903	$(495,096)	—	$(413,193)

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$33,146	—	—	$33,146
Foreign currency at value	45,655	—	—	45,655
Cash Pledged:
Centrally cleared swaps	142,299	—	—	142,299
Collateral — OTC Derivatives	610,000	—	—	610,000
Futures contracts	188,683	—	—	188,683

Total	$1,019,783	—	—	$1,019,783

16	FDP SERIES, INC.	AUGUST 31, 2016

Schedule of Investments (concluded)	FDP BlackRock Franklin Templeton Total Return Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Values	Asset-Backed Securities	Floating Rate Loan Interests	Total
Opening Balance, as of May 31, 2016	$2,829,260	$382,917	$3,212,177
Transfers into Level 3	—	140,094	140,094
Transfers out of Level 3	—	(179,919)	(179,919)
Accrued discounts/premiums	—	1,073	1,073
Net realized gain (loss)	—	127	127
Net change in unrealized appreciation (depreciation)[1]	31,757	(7,384)	24,373
Purchases	—	—	—
Sales	—	(5,224)	(5,224)

Closing Balance, as of August 31, 2016	$2,861,017	$331,684	$3,192,701

Net change in unrealized appreciation/depreciation on investments still held at August 31, 2016[1]	$31,757	$(7,384)	$24,373

[1]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at August 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

FDP SERIES, INC.	AUGUST 31, 2016	17

Schedule of Investments August 31, 2016 (Unaudited)	FDP BlackRock Invesco Value Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Textron, Inc.	45,178	$1,845,521
Auto Components — 1.9%
Johnson Controls, Inc.	58,555	2,569,393
Automobiles — 1.9%
General Motors Co.	79,804	2,547,344
Banks — 17.5%
Bank of America Corp.	275,803	4,451,461
Citigroup, Inc.	141,593	6,759,650
Citizens Financial Group, Inc.	48,168	1,193,121
Fifth Third Bancorp	103,408	2,084,705
JPMorgan Chase & Co.	83,076	5,607,630
PNC Financial Services Group, Inc. (a)	500	45,050
US Bancorp	13,936	615,274
Wells Fargo & Co.	53,283	2,706,777

		23,463,668
Beverages — 0.5%
Coca-Cola Co.	14,753	640,723
Biotechnology — 2.5%
AbbVie, Inc.	15,881	1,017,972
Biogen, Inc. (b)	4,839	1,478,943
Gilead Sciences, Inc.	11,070	867,667

		3,364,582
Capital Markets — 5.8%
Bank of New York Mellon Corp.	38,536	1,605,795
Goldman Sachs Group, Inc.	8,723	1,478,200
Morgan Stanley	70,949	2,274,625
State Street Corp.	35,137	2,468,023

		7,826,643
Chemicals — 0.5%
CF Industries Holdings, Inc.	26,095	678,470
Communications Equipment — 2.7%
Cisco Systems, Inc.	109,989	3,458,054
QUALCOMM, Inc.	2,621	165,307

		3,623,361
Consumer Finance — 1.5%
Ally Financial, Inc.	98,978	1,983,519
Diversified Telecommunication Services — 0.9%
Frontier Communications Corp.	270,145	1,242,667
Electric Utilities — 0.4%
FirstEnergy Corp.	16,638	544,562
Electrical Equipment — 1.1%
Emerson Electric Co.	28,497	1,501,222
Energy Equipment & Services — 2.2%
Halliburton Co.	33,970	1,461,050

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Weatherford International PLC (b)	283,987	$1,553,409

		3,014,459
Food & Staples Retailing — 1.6%
CVS Health Corp.	6,713	626,994
Wal-Mart Stores, Inc.	21,116	1,508,527

		2,135,521
Food Products — 0.9%
Mondelez International, Inc., Class A	9,432	424,629
Unilever NV - NY Shares	18,121	835,559

		1,260,188
Health Care Equipment & Supplies — 0.9%
Medtronic PLC	14,104	1,227,471
Health Care Providers & Services — 1.7%
Anthem, Inc.	10,864	1,358,869
Express Scripts Holding Co. (b)	12,504	909,041

		2,267,910
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	76,460	3,654,788
Industrial Conglomerates — 1.3%
General Electric Co.	56,656	1,769,933
Insurance — 5.7%
Aflac, Inc.	22,186	1,645,757
Allstate Corp.	28,501	1,965,429
American International Group, Inc.	29,857	1,786,344
MetLife, Inc.	53,844	2,336,830

		7,734,360
Internet Software & Services — 2.2%
eBay, Inc. (b)	76,900	2,473,104
Yahoo!, Inc. (b)	10,675	456,356

		2,929,460
IT Services — 0.7%
PayPal Holdings, Inc. (b)	24,904	925,184
Machinery — 2.6%
Caterpillar, Inc.	30,892	2,531,600
Ingersoll-Rand PLC	13,883	943,905

		3,475,505
Media — 6.1%
CBS Corp., Class B	12,890	657,777
Charter Communications, Inc., Class A (b)	3,778	971,739
Comcast Corp., Class A	39,762	2,594,868
Time Warner, Inc.	8,958	702,397

FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class B	58,392	$1,451,041
Viacom, Inc., Class B	45,026	1,816,349

		8,194,171
Metals & Mining — 1.0%
Alcoa, Inc.	134,757	1,358,351
Multi-Utilities — 0.4%
PG&E Corp.	8,797	544,886
Multiline Retail — 1.1%
Target Corp.	21,384	1,500,943
Oil, Gas & Consumable Fuels — 14.2%
BP PLC - ADR	71,999	2,437,886
Canadian Natural Resources Ltd.	38,891	1,207,893
Chevron Corp.	23,246	2,338,083
Devon Energy Corp.	54,929	2,380,074
Hess Corp.	28,544	1,549,939
Marathon Oil Corp.	46,129	692,858
Occidental Petroleum Corp.	18,591	1,428,718
QEP Resources, Inc.	66,124	1,262,968
Royal Dutch Shell PLC - ADR, Class A	54,791	2,679,280
Suncor Energy, Inc.	113,956	3,089,347

		19,067,046
Paper & Forest Products — 0.8%
International Paper Co.	23,686	1,148,534
Pharmaceuticals — 6.6%
Merck & Co., Inc.	34,606	2,172,910
Novartis AG, Registered Shares	22,079	1,739,008
Pfizer, Inc.	84,551	2,942,375
Sanofi - ADR	51,253	1,971,703

		8,825,996
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	54,561	1,958,194

Common Stocks	Shares	Value
Software — 3.0%
Citrix Systems, Inc. (b)	6,879	$599,849
Microsoft Corp.	40,827	2,345,919
Symantec Corp.	45,573	1,099,677

		4,045,445
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	3,895	612,995
Technology Hardware, Storage & Peripherals — 2.7%
HP, Inc.	58,789	844,798
NetApp, Inc.	79,889	2,763,360

		3,608,158
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	224,015	675,999
Total Long-Term Investments (Cost — $105,284,764) — 99.5%		133,767,172

Short-Term Securities	Par (000)
United States — 0.6%
Brown Brothers Harriman & Co., 0.40%, 12/31/49	$831	831,192
Total Short-Term Securities (Cost — $831,192) — 0.6%		831,192
Total Investments (Cost — $106,115,956*) — 100.1%		134,598,364
Liabilities in Excess of Other Assets — (0.1)%		(177,011)

Net Assets —100.0%		$134,421,353

* As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$107,105,195

Gross unrealized appreciation		$34,752,098
Gross unrealized depreciation		(7,258,929)

Net unrealized appreciation		$27,493,169

Notes to Schedule of Investments

(a)	During the period ended August 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Affiliate	Shares Held at May 31, 2016	Shares Purchased	Shares Sold	Shares Held at August 31, 2016	Value at August 31, 2016	Income	Realized Gain (Loss)
PNC Financial Services Group, Inc.	500	—	—	500	$45,050	$275	—

(b)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	962,358	CAD	1,232,800	Barclays Bank PLC	9/23/16	$22,185
USD	960,566	CAD	1,232,800	Canadian Imperial Bank of Commerce	9/23/16	20,393
USD	962,659	CAD	1,232,800	Goldman Sachs International	9/23/16	22,486
USD	962,074	CAD	1,232,801	Royal Bank of Canada	9/23/16	21,900
USD	392,387	CHF	376,750	Canadian Imperial Bank of Commerce	9/23/16	8,856
USD	392,701	CHF	376,752	Deutsche Bank AG	9/23/16	9,168
USD	393,103	CHF	376,750	Goldman Sachs International	9/23/16	9,572
USD	393,095	CHF	376,750	Royal Bank of Canada	9/23/16	9,564
USD	965,495	EUR	853,454	Barclays Bank PLC	9/23/16	12,662
USD	963,336	EUR	853,454	Canadian Imperial Bank of Commerce	9/23/16	10,503
USD	965,487	EUR	853,454	Deutsche Bank AG	9/23/16	12,654
USD	965,727	EUR	853,485	Goldman Sachs International	9/23/16	12,859
USD	965,232	EUR	853,455	Royal Bank of Canada	9/23/16	12,398
USD	668,721	GBP	515,565	Barclays Bank PLC	9/23/16	(8,629)
USD	668,248	GBP	515,564	Canadian Imperial Bank of Commerce	9/23/16	(9,101)
USD	669,198	GBP	515,564	Deutsche Bank AG	9/23/16	(8,151)
USD	668,068	GBP	515,564	Goldman Sachs International	9/23/16	(9,281)
Total						$150,038

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Invesco Value Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,845,521	—	—	$1,845,521
Auto Components	2,569,393	—	—	2,569,393
Automobiles	2,547,344	—	—	2,547,344
Banks	23,463,668	—	—	23,463,668
Beverages	640,723	—	—	640,723
Biotechnology	3,364,582	—	—	3,364,582
Capital Markets	7,826,643	—	—	7,826,643
Chemicals	678,470	—	—	678,470
Communications Equipment	3,623,361	—	—	3,623,361
Consumer Finance	1,983,519	—	—	1,983,519
Diversified Telecommunication Services	1,242,667	—	—	1,242,667
Electric Utilities	544,562	—	—	544,562
Electrical Equipment	1,501,222	—	—	1,501,222
Energy Equipment & Services	3,014,459	—	—	3,014,459
Food & Staples Retailing	2,135,521	—	—	2,135,521
Food Products	1,260,188	—	—	1,260,188
Health Care Equipment & Supplies	1,227,471	—	—	1,227,471
Health Care Providers & Services	2,267,910	—	—	2,267,910
Hotels, Restaurants & Leisure	3,654,788	—	—	3,654,788
Industrial Conglomerates	1,769,933	—	—	1,769,933
Insurance	7,734,360	—	—	7,734,360
Internet Software & Services	2,929,460	—	—	2,929,460
IT Services	925,184	—	—	925,184
Machinery	3,475,505	—	—	3,475,505
Media	8,194,171	—	—	8,194,171
Metals & Mining	1,358,351	—	—	1,358,351
Multi-Utilities	544,886	—	—	544,886
Multiline Retail	1,500,943	—	—	1,500,943
Oil, Gas & Consumable Fuels	19,067,046	—	—	19,067,046
Paper & Forest Products	1,148,534	—	—	1,148,534
Pharmaceuticals	7,086,988	$1,739,008	—	8,825,996
Semiconductors & Semiconductor Equipment	1,958,194	—	—	1,958,194
Software	4,045,445	—	—	4,045,445
Specialty Retail	612,995	—	—	612,995
Technology Hardware, Storage & Peripherals	3,608,158	—	—	3,608,158
Wireless Telecommunication Services	—	675,999	—	675,999
Short-Term Securities:
Time Deposits	—	831,192	—	831,192

Total	$131,352,165	$3,246,199	—	$134,598,364

FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016	5

Schedule of Investments (concluded)	FDP BlackRock Invesco Value Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$185,200	—	$185,200
Liabilities:
Forward foreign currency exchange contracts	—	(35,162)	—	(35,162)

Total		$150,038		$150,038

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency of $257 is categorized as Level 1 within the disclosure hierarchy.

During the period ended August 31, 2016, there were no transfers between levels.

6	FDP BLACKROCK INVESCO VALUE FUND	AUGUST 31, 2016

Schedule of Investments August 31, 2016 (Unaudited)	FDP BlackRock Janus Growth Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.8%
Honeywell International, Inc.	12,922	$1,508,127
Northrop Grumman Corp.	5,929	1,257,363
Teledyne Technologies, Inc. (a)	9,158	981,188

		3,746,678
Airlines — 1.0%
United Continental Holdings, Inc. (a)	25,828	1,301,989
Auto Components — 0.7%
Delphi Automotive PLC	12,625	892,083
Banks — 0.2%
PacWest Bancorp	7,241	313,608
Beverages — 1.5%
Coca-Cola Co.	46,212	2,006,987
Biotechnology — 6.3%
Alder Biopharmaceuticals, Inc. (a)	21,387	705,129
Amgen, Inc.	16,130	2,743,068
Biogen, Inc. (a)	4,147	1,267,448
Celgene Corp. (a)	15,893	1,696,419
Ironwood Pharmaceuticals, Inc. (a)	63,137	842,247
Regeneron Pharmaceuticals, Inc. (a)	2,725	1,069,699

		8,324,010
Building Products — 1.1%
Allegion PLC	9,356	666,334
AO Smith Corp.	7,445	718,294

		1,384,628
Capital Markets — 0.9%
Blackstone Group LP	18,178	498,441
E*Trade Financial Corp. (a)	25,186	664,406

		1,162,847
Chemicals — 2.1%
Air Products & Chemicals, Inc.	10,573	1,645,371
PPG Industries, Inc.	11,173	1,182,997

		2,828,368
Communications Equipment — 0.5%
CommScope Holding Co., Inc. (a)	23,336	690,046
Construction Materials — 0.9%
Vulcan Materials Co.	10,263	1,168,648
Consumer Finance — 0.5%
Synchrony Financial	24,580	684,061
Containers & Packaging — 1.6%
Crown Holdings, Inc. (a)	23,414	1,269,741
Sealed Air Corp.	18,884	890,003

		2,159,744

Common Stocks	Shares	Value
Diversified Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc. (a)	20,213	$754,147
Diversified Financial Services — 1.2%
Intercontinental Exchange, Inc.	3,330	939,127
S&P Global, Inc.	5,128	633,513

		1,572,640
Electrical Equipment — 0.7%
Sensata Technologies Holding NV (a)	25,679	977,856
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	31,381	1,955,350
National Instruments Corp.	22,057	616,273

		2,571,623
Energy Equipment & Services — 0.2%
Halliburton Co.	5,619	241,673
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	7,632	1,237,071
Diplomat Pharmacy, Inc. (a)	24,334	761,411
Kroger Co.	40,949	1,309,959
Sysco Corp.	20,483	1,062,248

		4,370,689
Food Products — 1.0%
Hershey Co.	13,329	1,331,434
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. (a)	53,603	1,276,823
Health Care Providers & Services — 2.3%
Aetna, Inc.	12,934	1,514,830
Universal Health Services, Inc., Class B	12,897	1,554,475

		3,069,305
Health Care Technology — 0.9%
athenahealth, Inc. (a)	9,600	1,175,328
Hotels, Restaurants & Leisure — 3.7%
Aramark	32,523	1,233,597
Dunkin’ Brands Group, Inc.	17,391	851,290
Hilton Worldwide Holdings, Inc.	34,169	815,614
Norwegian Cruise Line Holdings Ltd. (a)	20,516	736,319
Starbucks Corp.	20,845	1,172,114

		4,808,934
Household Products — 0.6%
Colgate-Palmolive Co.	10,169	755,963
Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	4,144	735,767

FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Internet & Catalog Retail — 5.0%
Amazon.com, Inc. (a)	5,549	$4,268,069
Liberty Interactive Corp QVC Group, Series A (a)	24,041	507,986
Priceline Group, Inc. (a)	1,265	1,792,164

		6,568,219
Internet Software & Services — 8.8%
Alphabet, Inc., Class A (a)	8,942	7,062,838
CoStar Group, Inc. (a)	3,472	719,572
Facebook, Inc., Class A (a)	29,540	3,725,585

		11,507,995
IT Services — 4.9%
Amdocs Ltd.	15,582	936,790
Cognizant Technology Solutions Corp., Class A (a)	13,535	777,450
MasterCard, Inc., Class A	20,867	2,016,378
Visa, Inc., Class A	32,743	2,648,909

		6,379,527
Leisure Products — 1.2%
Mattel, Inc.	18,159	601,608
Polaris Industries, Inc.	11,069	959,018

		1,560,626
Machinery — 1.6%
Dover Corp.	8,834	640,465
Flowserve Corp.	14,715	711,765
Rexnord Corp. (a)	36,675	810,884

		2,163,114
Media — 3.1%
Comcast Corp., Class A	46,991	3,066,633
Walt Disney Co.	10,934	1,032,825

		4,099,458
Multiline Retail — 0.9%
Dollar Tree, Inc. (a)	13,706	1,133,486
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	4,373	233,824
Enterprise Products Partners LP	9,646	254,655

		488,479
Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	14,783	1,319,087
Pharmaceuticals — 7.0%
Allergan PLC (a)	8,943	2,097,491
Bristol-Myers Squibb Co.	34,373	1,972,667
Eli Lilly & Co.	27,548	2,141,857
Mallinckrodt PLC (a)	18,673	1,391,885

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	44,216	$1,538,717

		9,142,617
Professional Services — 1.8%
Equifax, Inc.	3,618	477,214
Nielsen Holdings PLC	18,794	1,001,344
Verisk Analytics, Inc. (a)	10,613	881,410

		2,359,968
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	20,900	2,369,642
Simon Property Group, Inc.	3,757	809,521

		3,179,163
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	5,741	670,262
Road & Rail — 0.8%
CSX Corp.	37,568	1,062,423
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Ltd.	3,316	585,009
Texas Instruments, Inc.	18,176	1,263,959

		1,848,968
Software — 10.2%
Activision Blizzard, Inc.	30,593	1,265,632
Adobe Systems, Inc. (a)	15,895	1,626,218
ANSYS, Inc. (a)	7,630	725,537
Cadence Design Systems, Inc. (a)	39,666	1,009,103
Microsoft Corp.	84,566	4,859,162
salesforce.com, Inc. (a)	15,000	1,191,300
SS&C Technologies Holdings, Inc.	20,038	660,252
Tyler Technologies, Inc. (a)	6,952	1,139,780
Ultimate Software Group, Inc. (a)	4,652	971,989

		13,448,973
Specialty Retail — 3.3%
AutoZone, Inc. (a)	872	646,850
L Brands, Inc.	10,935	833,356
Lowe’s Cos., Inc.	28,225	2,160,906
Tractor Supply Co.	8,849	742,874

		4,383,986
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	42,419	4,500,656
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	8,418	802,151
NIKE, Inc., Class B	24,640	1,420,250

		2,222,401
Tobacco — 1.3%
Altria Group, Inc.	26,663	1,762,158

2	FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock Janus Growth Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc. (a)	29,941	$1,387,466
Total Investments (Cost — $114,317,697*) — 100.1%		131,494,911
Other Assets Less Liabilities — (0.1)%		(74,022)

Net Assets — 100.0%		$131,420,889

* As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$114,877,138

Gross unrealized appreciation		$19,120,865
Gross unrealized depreciation		(2,503,092)

Net unrealized appreciation		$16,617,773

Notes to Schedule of Investments

(a)	Non-income producing security.

FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2016	3

Schedule of Investments (concluded)	FDP BlackRock Janus Growth Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valueation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$131,494,911	—	—	$131,494,911
[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, a bank overdraft of $(377,472) is categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2016, there were no transfers between levels.

4	FDP BLACKROCK JANUS GROWTH FUND	AUGUST 31, 2016

Schedule of Investments August 31, 2016 (Unaudited)	FDP BlackRock MFS Research International Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.8%
AMP Ltd.	255,516	$1,008,632
APA Group (a)	165,257	1,145,730
Brambles Ltd.	113,628	1,050,293
Iluka Resources Ltd.	143,877	710,661
Oil Search Ltd.	165,461	831,415
Orica Ltd.	86,580	943,106
Westpac Banking Corp.	68,463	1,513,278

		7,203,115
Belgium — 1.0%
KBC Group NV (b)	25,426	1,507,517
Bermuda — 0.7%
Hiscox Ltd.	74,404	1,020,250
Brazil — 0.5%
AMBEV SA - ADR	139,336	826,262
Canada — 0.6%
Enbridge, Inc.	21,299	840,006
China — 1.8%
Alibaba Group Holding Ltd. - ADR (b)	16,322	1,586,335
China Resources Gas Group Ltd.	352,000	1,177,668

		2,764,003
Denmark — 0.3%
TDC A/S (b)	96,426	533,270
France — 9.5%
BNP Paribas SA	38,810	1,982,046
Danone SA	37,468	2,852,344
Engie SA	83,000	1,326,468
L’Oreal SA	12,528	2,372,193
Legrand SA	9,248	555,582
LVMH Moet Hennessy Louis Vuitton SE	10,637	1,799,873
Schneider Electric SE	43,626	2,976,225
Technip SA	7,695	455,660

		14,320,391
Germany — 6.7%
Bayer AG, Registered Shares	28,772	3,071,439
GEA Group AG	23,458	1,256,811
LEG Immobilien AG (b)	21,800	2,125,075
Linde AG	14,601	2,493,164
Symrise AG	16,101	1,184,397

		10,130,886
Greece — 0.4%
Hellenic Telecommunications Organization SA	59,089	559,713
Hong Kong — 3.6%
AIA Group Ltd.	451,200	2,841,734

Common Stocks	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	228,000	$796,033
CK Hutchison Holdings Ltd.	110,500	1,417,764
Esprit Holdings Ltd. (b)	374,700	330,939

		5,386,470
India — 0.7%
HDFC Bank Ltd. - ADR	13,961	1,000,306
Israel — 0.5%
Mellanox Technologies, Ltd. (b)	15,726	689,428
Italy — 3.1%
Cerved Information Solutions SpA	34,572	277,913
Enel SpA	333,792	1,475,005
Eni SpA	91,160	1,376,162
Intesa Sanpaolo SpA	625,832	1,487,068

		4,616,148
Japan — 19.4%
ABC-Mart, Inc.	9,800	616,108
AEON Financial Service Co. Ltd.	65,300	1,202,603
Daikin Industries Ltd.	21,400	1,985,486
Japan Tobacco, Inc.	58,700	2,274,565
KDDI Corp.	98,300	2,873,764
Koito Manufacturing Co. Ltd.	24,100	1,150,619
Kubota Corp.	136,900	2,012,801
Mitsubishi Corp.	46,500	968,886
Mitsui Fudosan Co. Ltd.	66,000	1,425,184
Nippon Paint Holdings Co. Ltd.	32,400	1,162,040
Nomura Research Institute Ltd.	17,400	589,112
Santen Pharmaceutical Co. Ltd.	155,900	1,962,570
Shionogi & Co. Ltd.	17,800	794,908
Softbank Group Corp.	22,500	1,467,772
Sony Financial Holdings, Inc.	25,400	349,753
Sumitomo Mitsui Financial Group, Inc.	48,200	1,686,138
Sundrug Co. Ltd.	16,700	1,209,884
Terumo Corp.	12,500	486,925
Toto Ltd.	44,100	1,677,607
USS Co. Ltd.	104,800	1,676,816
Yamato Holdings Co. Ltd.	70,900	1,674,039

		29,247,580
Netherlands — 2.5%
ABN AMRO Group NV (c)	71,755	1,475,850
Akzo Nobel NV	34,481	2,324,289

		3,800,139
Norway — 0.9%
DNB ASA	112,641	1,366,030
Portugal — 0.8%
Galp Energia SGPS SA	79,311	1,154,984

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2016	1

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Common Stocks	Shares	Value
Singapore — 0.7%
Broadcom Ltd.	5,601	$988,128
South Korea — 0.9%
NAVER Corp.	1,731	1,309,836
Spain — 1.0%
Aena SA (c)	3,231	456,702
Amadeus IT Holding SA, Class A	23,113	1,062,336

		1,519,038
Switzerland — 15.6%
Dufry AG (b)	5,123	599,439
Julius Baer Group Ltd. (b)	22,072	925,883
Nestle SA, Registered Shares	70,941	5,653,485
Novartis AG, Registered Shares	63,940	5,036,105
Roche Holding AG	20,030	4,889,325
Schindler Holding AG, Participation Certificates	9,291	1,749,966
Swiss Re AG	8,919	753,714
UBS Group AG, Registered Shares	164,504	2,383,944
Zurich Insurance Group AG (b)	5,901	1,511,059

		23,502,920
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	463,439	2,573,653
Thailand — 0.5%
Kasikornbank PCL - NVDR	128,900	734,693
United Kingdom — 17.6%
ARM Holdings PLC	102,288	2,278,422
Barclays PLC	634,528	1,434,081
BHP Billiton PLC	118,131	1,536,539
BP PLC	456,148	2,564,271
BT Group PLC	147,407	748,083
Cairn Energy PLC (b)	181,177	441,888
Croda International PLC	33,707	1,465,511
GKN PLC	535,743	2,186,850
Just Eat PLC (b)	89,976	639,435
Lloyds Banking Group PLC	2,113,127	1,646,985
Reckitt Benckiser Group PLC	27,376	2,644,485
RELX NV	131,971	2,340,899
Rio Tinto PLC	60,322	1,815,854
Vodafone Group PLC	507,880	1,532,605
Whitbread PLC	29,303	1,605,366
WPP PLC	68,773	1,587,828

		26,469,102

Common Stocks		Shares	Value
United States — 4.0%
Aon PLC		11,089	$1,234,760
Cognizant Technology Solutions Corp., Class A (b)		36,521	2,097,766
MasterCard, Inc., Class A		16,622	1,606,184
PriceSmart, Inc.		7,777	649,613
Yum! Brands, Inc.		5,685	515,686

			6,104,009
Total Long-Term Investments (Cost — $128,860,365) — 99.8%			150,167,877

Short-Term Securities	Par (000)
Europe — 0.1%
Brown Brothers Harriman & Co., (0.54)%, 12/31/49	EUR	140	156,130
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 12/31/49	HKD	100	12,885
Switzerland — 0.2%
Brown Brothers Harriman & Co., (1.45)%, 12/31/49	CHF	308	313,113
United States — 0.0%
Brown Brothers Harriman & Co., 0.40%, 12/31/49	USD	4	3,524
Total Short-Term Securities (Cost — $485,652) — 0.3%			485,652
Total Investments (Cost — $129,346,017*) — 100.1%			150,653,529
Liabilities in Excess of Other Assets — (0.1)%			(169,571)

Net Assets — 100.0%			$150,483,958

Notes to Schedule of Investments

*	As of August 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$131,405,375

Gross unrealized appreciation	$30,297,871
Gross unrealized depreciation	(11,049,717)

Net unrealized appreciation	$19,248,154

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

2	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2016

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-voting Depository Receipts
SGD	Singapore Dollar

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2016	3

Schedule of Investments (continued)	FDP BlackRock MFS Research International Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$7,203,115	—	$7,203,115
Belgium	—	1,507,517	—	1,507,517
Bermuda	—	1,020,250	—	1,020,250
Brazil	$826,262	—	—	826,262
Canada	840,006	—	—	840,006
China	1,586,335	1,177,668	—	2,764,003
Denmark	—	533,270	—	533,270
France	—	14,320,391	—	14,320,391
Germany	—	10,130,886	—	10,130,886
Greece	—	559,713	—	559,713
Hong Kong	—	5,386,470	—	5,386,470
India	1,000,306	—	—	1,000,306
Israel	689,428	—	—	689,428
Italy	—	4,616,148	—	4,616,148
Japan	—	29,247,580	—	29,247,580
Netherlands	—	3,800,139	—	3,800,139
Norway	—	1,366,030	—	1,366,030
Portugal	—	1,154,984	—	1,154,984
Singapore	988,128	—	—	988,128
South Korea	—	1,309,836	—	1,309,836
Spain	—	1,519,038	—	1,519,038

4	FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2016

Schedule of Investments (concluded)	FDP BlackRock MFS Research International Fund

Switzerland	—	23,502,920	—	23,502,920
Taiwan	—	2,573,653	—	2,573,653
Thailand	—	734,693	—	734,693
United Kingdom	—	26,469,102	—	26,469,102
United States	6,104,009	—	—	6,104,009
Short-Term Securities:
Time Deposits	—	485,652	—	485,652

Total	$12,034,474	$138,619,055	—	$150,653,529

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, a foreign bank overdraft of $(464) is categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2016, there were no transfers between levels.

FDP BLACKROCK MFS RESEARCH INTERNATIONAL FUND	AUGUST 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 21, 2016